Employee benefit obligations - Plan asset (Details) - Ardagh Group S.A. - Defined benefit plan - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Employee benefit obligations
Equities	€ 981	€ 1,152
Target return funds	248	275
Bonds	208	558
Cash/other	145	174
Total plan assets	€ 1,582	€ 2,159
Equities (Percentage)	62.00%	53.00%
Target return funds (Percentage)	16.00%	13.00%
Bonds (Percentage)	13.00%	26.00%
Cash/other (Percentage)	9.00%	8.00%
Total plan assets (Percentage)	100.00%	100.00%